Stockholders' Deficit - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options, Granted	5,000,000
Weighted Average Exercise Price, Outstanding	$ 0.02	$ 0.04
Weighted Average Exercise Price, Outstanding		$ 0.02	$ 0.04
Employee Stock Option [Member]
Number of Options, Outstanding	492	2,856	1,409
Number of Options, Granted	928	21,740	1,450
Number of Options, Exercised
Number of Options, Forfeited			(3)
Number of Options, Outstanding	1,420	492	2,856
Number of Options, Exercisable	111	4,206	2,756
Shares Available for Grant Within Company’s Option Plans at Year End		1,280	1,180
Weighted Average Exercise Price, Outstanding	$ 8.50	$ 1.26	$ 2.83
Weighted Average Exercise Price, Granted	1.22	0.02	0.04
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited			136.13
Weighted Average Exercise Price, Outstanding	3.48	8.50	1.26
Weighted Average Exercise Price, Exercisable	$ 33.03	$ 0.87	$ 1.31